Share Capital (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Summary of Exercisable Warrants Issued and Outstanding to Certain Employees and Director

	Number of Warrants	Weighted average exercise price ($CAD)	Weighted Average Remaining Contractual Life (Yrs)
Outstanding and exercisable at December 31, 2017	—	—	—
Granted	535,446	6.00	2.00
Exercised	(321,268)	6.00	—

Outstanding and exercisable at December 31, 2018	214,178	6.00	1.66
Granted	—	—	—
Exercised	(214,178)	6.00	—

Outstanding and exercisable at December 31, 2019	—	—	—
Granted	—	—	—
Exercised	—	—	—

Outstanding and exercisable at December 31, 2020	—	—	—